Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Mar. 15, 2020	Jun. 30, 2019
Cover [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Registrant Name	CSB BANCORP INC /OH
Trading Symbol	CSBB
Entity Central Index Key	0000880417
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Title of 12(g) Security	Common Shares, $6.25 par value
Entity Common Stock, Shares Outstanding		2,742,350
Entity Public Float			$ 102.7
Entity File Number	0-21714
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1687530
Entity Address, Address Line One	91 North Clay Street
Entity Address, City or Town	Millersburg
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44654
City Area Code	330
Local Phone Number	674.9015
Document Annual Report	true
Document Transition Report	false
Documents Incorporated by Reference

Portions of CSB Bancorp Inc.’s 2019 Annual Report to Shareholders, which is filed as Exhibit 13 to this Form 10-K, are incorporated by reference in Parts I and II of this Form 10-K.

Portions of CSB Bancorp Inc.’s Proxy Statement for the 2020 Annual Meeting of Shareholders are incorporated by reference in Part III of this Form 10-K.